INCOME TAXES (Details 3)	12 Months Ended
Dec. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Uncertain tax position, beginning
Additions based on tax positions related to the current year	1,038,002
Interest and penalties recorded in income tax expense	41,378
Uncertain tax position, ending	$ 1,079,380